LEASES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2025	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Right-of-use asset and lease liability	$ 114	$ 99	$ 213	$ 411	$ 0
Lease term	8 years	5 years	8 years	5 years